OPERATING DATA - Movement in Inventory Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Inventory write-downs - opening balance	$ 1,023	$ 1,079	$ 1,760
Additions	759	178	294
Deductions / Releases	(136)	(236)	(878)
Foreign exchange and others	(17)	2	(97)
Inventory write-downs - closing balance	$ 1,629	$ 1,023	$ 1,079